Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Supplement [Text Block]	fit3_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 5, 2012 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND I DATED AUGUST 31, 2012 AND AS

SUPPLEMENTED OCTOBER 18, 2012.

The section "Fees and Expenses of the Fund" in the summary section of the Fund's prospectus is hereby deleted and replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING AND REDEEMING SHARES" at page 12 of the Prospectus and "PURCHASE & REDEMPTION OF SHARES" at page 51 of the Fund's statement of additional information.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%(1)	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses
Other Fund Expenses(2)	0.88%	0.88%
Shareholder Services Fees	0.15%	0.00%
Acquired Fund Fees and Expenses(2)	0.79%	0.79%
Total Annual Fund Operating Expenses(3)	3.57%	3.17%
Fee Waiver and Expense Reimbursement(4)	(0.60)%	(0.60)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.97%	2.57%

(1)	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
(2)	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds," which generally includes investments in other mutual funds and other pooled investment vehicles.
(3)	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	Highland Associates, Inc. (the "Adviser") has agreed, with respect to the Fund's Class A and Class I shares, contractually to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund's daily average net assets. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund's Class A and Class I shares, to the extent the Fund's total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund's average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. The fee waivers and/or expense reimbursements for the Fund are in effect through August 31, 2017. With respect to its agreement to limit total annual expenses for the Fund's Class A shares and Class I shares to 1.90% of the Fund's average daily net assets as described above, the Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS
Class A Shares	$834	$1,418
Class I Shares	$260	$799

SUPPLEMENT DATED DECEMBER 5, 2012 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND II DATED AUGUST 31, 2012 AND AS

SUPPLEMENTED OCTOBER 18, 2012.

The section "Fees and Expenses of the Fund" in the summary section of the Fund's prospectus is hereby deleted and replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Class I
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Management Fees	1.50%

Class I
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.29%
Acquired Fund Fees and Expenses(1)	0.79%
Total Annual Fund Operating Expenses(2)	2.58%
Fee Waiver and Expense Reimbursement(3)	(1.10)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.48%

(1)	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds," which generally includes investments in other mutual funds and other pooled investment vehicles.
(2)	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	Highland Associates, Inc. (the "Adviser") has agreed contractually, with respect to the Fund's Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"). For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund's daily average net assets. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS
Class I Shares	$151	$468

Class A I | Redmont Resolute Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit3_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 5, 2012 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND I DATED AUGUST 31, 2012 AND AS

SUPPLEMENTED OCTOBER 18, 2012.

The section "Fees and Expenses of the Fund" in the summary section of the Fund's prospectus is hereby deleted and replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING AND REDEEMING SHARES" at page 12 of the Prospectus and "PURCHASE & REDEMPTION OF SHARES" at page 51 of the Fund's statement of additional information.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%(1)	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses
Other Fund Expenses(2)	0.88%	0.88%
Shareholder Services Fees	0.15%	0.00%
Acquired Fund Fees and Expenses(2)	0.79%	0.79%
Total Annual Fund Operating Expenses(3)	3.57%	3.17%
Fee Waiver and Expense Reimbursement(4)	(0.60)%	(0.60)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.97%	2.57%

(1)	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
(2)	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds," which generally includes investments in other mutual funds and other pooled investment vehicles.
(3)	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(4)	Highland Associates, Inc. (the "Adviser") has agreed, with respect to the Fund's Class A and Class I shares, contractually to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund's daily average net assets. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund's Class A and Class I shares, to the extent the Fund's total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund's average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. The fee waivers and/or expense reimbursements for the Fund are in effect through August 31, 2017. With respect to its agreement to limit total annual expenses for the Fund's Class A shares and Class I shares to 1.90% of the Fund's average daily net assets as described above, the Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS
Class A Shares	$834	$1,418
Class I Shares	$260	$799

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page 12 of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page 51 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Class A I | Redmont Resolute Fund I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.88%	[2]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.97%
1 YEAR	rr_ExpenseExampleYear01	834
3 YEARS	rr_ExpenseExampleYear03	1,418
Class A I | Redmont Resolute Fund I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.88%	[2]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.57%
1 YEAR	rr_ExpenseExampleYear01	260
3 YEARS	rr_ExpenseExampleYear03	799
Class I | Redmont Resolute Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit3_SupplementTextBlock

SUPPLEMENT DATED DECEMBER 5, 2012 TO THE PROSPECTUS FOR

REDMONT RESOLUTE FUND II DATED AUGUST 31, 2012 AND AS

SUPPLEMENTED OCTOBER 18, 2012.

The section "Fees and Expenses of the Fund" in the summary section of the Fund's prospectus is hereby deleted and replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Class I
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Management Fees	1.50%

Class I
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.29%
Acquired Fund Fees and Expenses(1)	0.79%
Total Annual Fund Operating Expenses(2)	2.58%
Fee Waiver and Expense Reimbursement(3)	(1.10)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.48%

(1)	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds," which generally includes investments in other mutual funds and other pooled investment vehicles.
(2)	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	Highland Associates, Inc. (the "Adviser") has agreed contractually, with respect to the Fund's Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"). For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund's daily average net assets. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS
Class I Shares	$151	$468

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Class I | Redmont Resolute Fund II | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[6]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
1 YEAR	rr_ExpenseExampleYear01	151
3 YEARS	rr_ExpenseExampleYear03	468

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds," which generally includes investments in other mutual funds and other pooled investment vehicles.
[3]	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Highland Associates, Inc. (the "Adviser") has agreed, with respect to the Fund's Class A and Class I shares, contractually to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund's daily average net assets. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund's Class A and Class I shares, to the extent the Fund's total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund's average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. The fee waivers and/or expense reimbursements for the Fund are in effect through August 31, 2017. With respect to its agreement to limit total annual expenses for the Fund's Class A shares and Class I shares to 1.90% of the Fund's average daily net assets as described above, the Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund's Board of Trustees.
[5]	Other Fund Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds," which generally includes investments in other mutual funds and other pooled investment vehicles.
[6]	The Total Annual Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	Highland Associates, Inc. (the "Adviser") has agreed contractually, with respect to the Fund's Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"). For the current fiscal year, Sub-Advisory Fees are estimated to be 0.40% of the Fund's daily average net assets. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund's Board of Trustees.